Treasury shares (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Treasury Shares [abstract]
Summary of Treasury Shares

	2023	2024	2024
	RMB’000	RMB’000	US$’000
At January 1	—	—	—
Addition	—	285,561	39,806
At December 31	—	285,561	39,806